INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
INVENTORIES
Raw materials	¥ 725		¥ 160
Finished goods	608		7,164
Work in progress	17,200		5,825
Provisions	(4,100)		(275)
Total	14,433	$ 2,031	12,874
Asset pledged as collateral
INVENTORIES
Total	¥ 0		¥ 0